UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund:  BlackRock Municipal Income Trust II (BLE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,627,971
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	545	349,552
Senior Lien, Series A (AGM), 5.00%, 10/01/44	860	901,701
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,635	1,736,877
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,796,992

		8,413,093
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,272,657
5.00%, 12/01/37	1,000	1,110,790

		7,383,447
California — 12.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	2,480	2,823,976
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,212,915
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,534,451
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	855	872,775
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A:
5.25%, 8/15/39	160	167,182
5.25%, 8/15/49	395	410,784
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,340	1,355,209
Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB (b) (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	$1,120	$1,149,926
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,655	1,687,008
California State Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	906,865
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,541,274
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,131,865
5.25%, 5/15/39	860	979,764
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	431,764
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	9,710	123,414
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	1,170	1,309,511
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,259,310
0.00%, 8/01/43	2,500	617,825
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,127,928
6.50%, 4/01/33	10,645	13,035,015

		43,678,761
Colorado — 1.7%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,660,138
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,850	1,952,286

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	$1,375	$1,393,755

		6,006,179
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,505	1,619,365
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,355,171
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,505,936

		5,861,107
District of Columbia — 5.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	921,278
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	3,629,567
6.75%, 5/15/40	11,500	11,498,965
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	579,948
5.25%, 10/01/44	2,000	2,123,880

		18,753,638
Florida — 6.6%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,544,951
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,746,535
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,000	1,000,690
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,032,981
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport (concluded):
Series A-1, 5.38%, 10/01/41	$1,255	$1,418,075
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,363,900
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	680	737,807
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	3,085	3,167,184
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,300	3,978,150
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,895	1,413,177

		23,403,450
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,028,835
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,650,866
Illinois — 20.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,653,350
Series C, 6.50%, 1/01/41	6,430	7,584,635
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,510	1,555,074
5.00%, 1/01/34	3,050	3,141,042
City of Chicago Illinois, Refunding, GO, Project, Series A, 5.25%, 1/01/32:	4,940	5,217,826
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	895	963,306
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	3,485	3,547,660

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,150	$1,250,924
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,290,068
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	949,358
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,145,500
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,969,153
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	433,269
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,500	11,055,555
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	2,520	2,762,903
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	6,952,977
Series B-2, 5.00%, 6/15/50	2,725	2,816,696
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	609,934
6.00%, 6/01/28	1,255	1,469,605
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,707,535
Series A, 5.00%, 4/01/35	2,500	2,623,625
Series A, 5.00%, 4/01/38	3,885	4,042,342
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	762,001
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	939,567
5.00%, 4/01/44	1,050	1,142,663

		73,586,568
Indiana — 5.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	675	687,704
Municipal Bonds	Par (000)	Value
Indiana (concluded)
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT: 6.75%, 1/01/34	$845	$938,795
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT (concluded): 7.00%, 1/01/44	3,535	3,936,894
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,921,056
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	500,345
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,657,318
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	978,474
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	3,675	3,680,329
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,359,192
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,516,730

		19,176,837
Iowa — 2.4%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	1,255	1,235,748
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,084,127
5.50%, 12/01/22	2,550	2,652,893
5.25%, 12/01/25	500	520,880
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,670	1,774,509
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,610	1,379,480

		8,647,637

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$1,060	$1,163,530
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	1,280	819,367

		1,982,897
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,235,861
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,212,409
5.25%, 5/15/31	935	1,010,670
5.25%, 5/15/32	1,195	1,279,952
5.25%, 5/15/33	1,300	1,386,073
5.25%, 5/15/35	545	581,477

		9,706,442
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	504,650
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,240	1,341,097
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,644,176

		4,489,923
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	1,530	1,553,822
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$955	$1,036,901

		2,590,723
Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,705	1,684,932
5.25%, 7/01/39	4,825	4,791,514
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,609,995
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,337,685

		10,424,126
Missouri — 2.2%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,007,500
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	302,294
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,198,140
Missouri State Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	286,099

		7,794,033
Multi-State — 3.9%
Centerline Equity Issuer Trust (b)(f):
Series A-4-1, 5.75%, 5/15/15	1,000	1,041,530
Series A-4-2, 6.00%, 5/15/19	3,500	4,046,035
Series B-3-1, 6.00%, 5/15/15	5,000	5,208,500

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State (concluded)
Centerline Equity Issuer Trust (b)(f) (concluded):
Series B-3-2, 6.30%, 5/15/19	$3,000	$3,504,930

		13,800,995
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	953,488
5.00%, 9/01/42	1,570	1,637,809
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,347,924
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,751,559

		5,690,780
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,624,066
New Jersey — 5.9%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	2,130	2,180,438
5.25%, 9/15/29	2,130	2,197,862
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,748,366
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,405	1,531,605
5.00%, 1/01/43	2,160	2,342,066
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	2,690	2,962,121
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	545	608,923
5.00%, 5/01/43	570	633,623

		21,205,004
Municipal Bonds	Par (000)	Value
New York — 8.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	$985	$147,849
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (g)	6,700	7,388,693
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,936,905
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,891,442
5.25%, 11/15/39	910	1,026,589
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,462,252
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	3,625	3,747,090
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,198,656
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,145	1,162,828
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,820,605
6.00%, 12/01/36	1,410	1,578,622
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	2,456	2,593,314

		28,954,845
North Carolina — 4.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,468,670

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	$4,465	$4,669,095
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,689,868
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	1,530	1,602,201
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	696,275

		15,126,109
Ohio — 2.1%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,686,764
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	759,636
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,157,404

		7,603,804
Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,557,325
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Obligated Group, Series A, 5.63%, 7/01/42	1,320	1,330,586
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,213,412

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$1,190	$1,307,310

		7,408,633
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,898,094
Tennessee — 0.8%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,613,575
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	1,395	1,325,515

		2,939,090
Texas — 15.8%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	2,400	126,000
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,624,574
Sub-Lien, 5.00%, 1/01/33	390	405,155
Sub-Lien, 5.00%, 1/01/42	345	353,453
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,874,978
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/01/29	2,300	2,306,923
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,899,333
City of Houston Texas Airport System, Refunding RB, United Airlines, Inc. Terminal E Project, AMT (h):
4.75%, 7/01/24	575	583,085
5.00%, 7/01/29	460	465,285
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,752,600

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	$485	$540,901
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	6,595,977
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	7,605	2,515,962
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,310,213
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	6,790	7,255,862
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	4,177,980
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,570,720
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,517,650
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	1,310	1,382,980

		56,259,631
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,085	908,807
3.25%, 10/15/42	1,660	1,345,031

		2,253,838
Municipal Bonds	Par (000)	Value
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	$1,755	$1,873,480
6.00%, 1/01/37	3,180	3,511,547

		5,385,027
Washington — 2.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,573,533
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,766,542

		8,340,075
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,011,265
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,677,785
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	891,128
5.50%, 1/01/38	750	835,432

		5,404,345
Total Municipal Bonds — 124.7%		444,103,528

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,602,443

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
California — 5.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	$2,850	$3,247,746
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,515,051
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,804,024
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,125,577

		19,692,398
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	4,230	4,426,526
Series C-7, 5.00%, 9/01/36	2,710	2,836,340

		7,262,866
Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,686,982
Series X-3, 4.85%, 7/01/37	5,143	5,617,014

		11,303,996
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,139,197
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,727,807
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,379,100

		6,106,907

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	$2,219	$2,533,915
New York — 9.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,954,416
Series HH, 5.00%, 6/15/31 (j)	9,149	10,405,334
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,998,757
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,858,823
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	7,040	7,895,078

		35,112,408
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,926,771
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,089,396
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,346	3,756,696

		10,772,863
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,957	4,230,002
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,566,648
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,339,571

8	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Washington (concluded)
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	$8,113	$9,101,054

		12,440,625
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 34.7%		123,764,268
Total Long-Term Investments (Cost — $531,028,252) — 159.4%		567,867,796

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	4,508,463	4,508,463

Value
Total Short-Term Securities (Cost — $4,508,463) — 1.3%	$4,508,463
Total Investments (Cost — $535,536,715*) — 160.7%	572,376,259
Other Assets Less Liabilities — 1.5%	5,410,703
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7%)	(70,278,167)
VMTP Shares, at Liquidation Value — (42.5%)	(151,300,000)

Net Assets Applicable to Common Shares — 100.0%	$356,208,795
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$466,558,743

Gross unrealized appreciation	$42,276,007
Gross unrealized depreciation	(6,725,090)

Net unrealized appreciation	$35,550,917

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Variable rate security. Rate shown is as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$1,048,370	$27,388

(i)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is 14,504,167.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
FFI Institutional Tax-Exempt Fund	3,183,216	1,325,247	4,508,463	$1,576

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(517)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$64,891,578	$88,136

10	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$567,867,796	—	$567,867,796
Short-Term Securities	$4,508,463	—	—	4,508,463

Total	$4,508,463	$567,867,796	—	$572,376,259

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$88,136	—	—	$88,136

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows::

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$676,000	—	—	$676,000
Liabilities:
TOB trust certificates	—	$(70,266,599)	—	(70,266,599)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$676,000	$(221,566,599)	—	$(220,890,599)

There were no transfers between levels during the period ended May 31, 2014.

12	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2014